State Street SPDR SP 500 Scored and Screened ETF Investment Objectives and Goals - State Street SPDR SP 500 Scored and Screened ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR S&P 500® Scored and Screened ETF(formerly, State Street® SPDR® S&P 500® ESG ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P 500 Scored and Screened ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance (“ESG”) factors) while maintaining similar overall industry group weights as the S&P 500 Index.